UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1- 612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia ETF Trust

Semiannual Report for the Period Ended April 30, 2012

>  Columbia Concentrated Large Cap Value Strategy Fund

>  Columbia Growth Equity Strategy Fund

>  Columbia Large-Cap Growth Equity Strategy Fund

>  Columbia Intermediate Municipal Bond Strategy Fund

>  Columbia Core Bond Strategy Fund

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Columbia Concentrated Large Cap Value Strategy Fund	1

Columbia Growth Equity Strategy Fund	3

Columbia Large-Cap Growth Equity Strategy Fund	5

Columbia Intermediate Municipal Bond Strategy Fund	7

Columbia Core Bond Strategy Fund	9

Shareholder Expense Examples	11

Frequency Distribution of Premiums and Discounts	12

Investment Portfolios	14

Financial Statements	30

Notes to Financial Statements	39

Board Review and Approval of Advisory Agreements	47

Important Information About This Report	50

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns. Volatility declined sharply as Europe debt fears quieted and sentiment improved. Returns in developed countries were buoyed by strong returns in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only euro zone country to deliver a negative return. Solid economic growth and accommodative monetary policy helped boost emerging stock market gains. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the quarter, stocks no longer appeared as cheap as they were late in 2011. Earnings estimates for 2012 have come down and we continue to advocate caution in the period ahead. Valuations continue to favor U.S. large-cap stocks over small-cap stocks. Historically, investors tend to favor large company stocks in the face of sluggish economic growth and low interest rates. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the debt crisis though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that provides breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Yet, despite a more modest pace of growth, emerging markets remain solidly positive, thanks in no small part to support from China. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. For the latest news, up-to-date fund performance and portfolio information for the funds in the Columbia ETF Trust, please visit us at columbiamanagementetf.com.

Thank you for your continued support of the Columbia ETF Trust. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia ETF Trust

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagementetf.com. The prospectus should be read carefully before investing.

The Columbia ETF Trust is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Concentrated Large Cap Value Strategy Fund

Average Annual total return as of 4/30/2012 (%)

	6-Month (Cumulative)	1 Year	Since Inception[1] (5/1/09)
Columbia Concentrated Large Cap Value Strategy Fund—Market Price[2]	13.63%	1.57%	17.71%
Columbia Concentrated Large Cap Value Strategy Fund—Net Asset Value	13.41%	1.48%	17.66%
Russell 1000 Value Index[3]	11.62%	1.03%	18.14%

1The Fund commenced operations on May 1, 2009. Columbia took over portfolio management in May 2011 upon its acquisition of the fund's previous investment manager.

2The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

3The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and the fund's previous investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the sale of fund shares.

Index performance is for illustrative purposes only and does not represent actual fund performance. One cannot invest directly in an Index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the fund directly.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than the original cost. Please visit www.columbiamanagementetf.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 4/30/2012

+13.41%

Fund at Net Asset Value

+11.62%

Russell 1000 Value Index

Performance Information (continued) – Columbia Concentrated Large Cap Value Strategy Fund

Top 10 Holdings*

As of 4/30/2012 (%)

Wells Fargo & Co.	4.5
Sherwin-Williams Co. (The)	4.0
U.S. Bancorp	3.7
Bristol-Myers Squibb Co.	3.4
Philip Morris International, Inc.	3.4
Altria Group, Inc.	3.4
Union Pacific Corp.	3.3
JPMorgan Chase & Co.	3.3
Lowe's Cos., Inc.	3.2
Nordstrom, Inc.	3.1

*Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Investment Portfolio." The Fund's holdings are subject to change.

Sector Allocation*

As of 4/30/2012 (%)

Financials	26.5
Consumer Staples	15.1
Industrials	13.3
Energy	12.5
Materials	9.7
Health Care	9.0
Consumer Discretionary	8.6
Utilities	2.7
Information Technology	1.6
Short Term Investment	2.2
Total Investments	101.2
Other Assets in Excess of Liabilities	(1.2)
Net Assets	100.0

*Percentages indicated are based upon net assets. The fund's portfolio composition is subject to change.

Performance Information – Columbia Growth Equity Strategy Fund

Average Annual total return as of 4/30/2012 (%)

	6-Month (Cumulative)	1 Year	Since Inception[1] (10/2/09)
Columbia Growth Equity Strategy Fund—Market Price[2]	14.83%	4.37%	14.24%
Columbia Growth Equity Strategy Fund—Net Asset Value	13.94%	5.19%	14.58%
Standard & Poor's (S&P) 500 Index[3]	12.77%	4.76%	14.91%

1The Fund commenced operations on October 2, 2009. Columbia took over portfolio management in May 2011 upon its acquisition of the fund's previous investment manager.

2The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

3The Standard and Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and the fund's previous investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the sale of fund shares.

Index performance is for illustrative purposes only and does not represent actual fund performance. One cannot invest directly in an Index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the fund directly.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than the original cost. Please visit www.columbiamanagementetf.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 4/30/2012

+13.94%

Fund at Net Asset Value

+12.77%

S&P 500 Index

Performance Information (continued) – Columbia Growth Equity Strategy Fund

Top 10 Holdings*

As of 4/30/2012 (%)

Apple, Inc.	6.9
QUALCOMM, Inc.	3.6
Google, Inc.	3.2
EMC Corp.	2.4
Pioneer Natural Resources Co.	2.3
Anheuser-Busch InBev	2.3
Home Depot, Inc. (The)	2.2
Yum! Brands, Inc.	2.1
Macy's, Inc.	2.1
Accenture PLC Class A	2.0

*Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Investment Portfolio." The Fund's holdings are subject to change.

Sector Allocation*

As of 4/30/2012 (%)

Information Technology	32.5
Consumer Discretionary	17.4
Health Care	12.0
Industrials	11.6
Consumer Staples	9.7
Energy	9.2
Financials	3.8
Materials	3.3
Exchange Traded Fund	0.2
Short Term Investment	2.2
Total Investments	101.9
Other Assets in Excess of Liabilities	(1.9)
Net Assets	100.0

*Percentages indicated are based upon net assets. The fund's portfolio composition is subject to change.

Performance Information – Columbia Large-Cap Growth Equity Strategy Fund

Average Annual total return as of 4/30/2012 (%)

	6-Month (Cumulative)	1 Year	Since Inception[1] (10/2/09)
Columbia Large-Cap Growth Equity Strategy Fund—Market Price[2]	12.07%	4.05%	13.48%
Columbia Large-Cap Growth Equity Strategy Fund—Net Asset Value	12.60%	4.43%	13.62%
Russell 1000 Growth Index[3]	14.13%	7.26%	17.54%
Standard & Poor's (S&P) 500 Index[4]	12.77%	4.76%	14.91%

1The Fund commenced operations on October 2, 2009. Columbia took over portfolio management in May 2011 upon its acquisition of the fund's previous investment manager.

2The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

3The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

4The Standard and Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and the fund's previous investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the sale of fund shares.

Index performance is for illustrative purposes only and does not represent actual fund performance. One cannot invest directly in an Index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the fund directly.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than the original cost. Please visit www.columbiamanagementetf.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 4/30/2012

+12.60%

Fund at Net Asset Value

+14.13%

Russell 1000 Growth Index

+12.77%

S&P 500 Index

Performance Information (continued) – Columbia Large-Cap Growth Equity Strategy Fund

Top 10 Holdings*

As of 4/30/2012 (%)

Priceline.com, Inc.	4.1
Salesforce.com, Inc.	4.0
Amazon.com, Inc.	3.6
Baidu, Inc.	3.6
Cognizant Technology Solutions Corp.	3.4
Franklin Resources, Inc.	3.4
Lululemon Athletica, Inc.	3.3
Google, Inc. Class A	3.3
Michael Kors Holdings Ltd.	3.2
Las Vegas Sands Corp.	3.2

*Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Investment Portfolio." The Fund's holdings are subject to change.

Sector Allocation*

As of 4/30/2012 (%)

Information Technology	31.8
Consumer Discretionary	25.7
Health Care	17.2
Consumer Staples	7.0
Energy	6.8
Industrials	5.7
Financials	5.4
Exchange Traded Fund	0.1
Short Term Investment	0.9
Total Investments	100.6
Other Assets in Excess of Liabilities	(0.6)
Net Assets	100.0

*Percentages indicated are based upon net assets. The fund's portfolio composition is subject to change.

Performance Information – Columbia Intermediate Municipal Bond Strategy Fund

Average Annual total return as of 4/30/2012 (%)

	6-Month (Cumulative)	1 Year	Since Inception[1] (1/29/10)
Columbia Intermediate Municipal Bond Strategy Fund—Market Price[2]	16.06%	22.71%	11.40%
Columbia Intermediate Municipal Bond Strategy Fund—Net Asset Value	4.95%	9.40%	6.62%
Barclays 3-15 Year Blend Municipal Bond Index[3]	4.86%	9.29%	6.32%

1The Fund commenced operations on January 29, 2010. Columbia took over portfolio management in May 2011 upon its acquisition of the fund's previous investment manager.

2The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

3The Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and the fund's previous investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the sale of fund shares.

Index performance is for illustrative purposes only and does not represent actual fund performance. One cannot invest directly in an Index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the fund directly.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than the original cost. Please visit www.columbiamanagementetf.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 4/30/2012

+4.95%

Fund at Net Asset Value

+4.86%

Barclays 3-15 Year Blend Municipal Bond Index

Performance Information (continued) – Columbia Intermediate Municipal Bond Strategy Fund

Top 10 Holdings*

As of 4/30/2012 (%)

City of Scottsdale 5.000%, 07/01/24	4.8
Michigan Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds 5.000%, 10/01/24	4.3
Energy Northwest Washington Electric Revenue Columbia Generating Series A Revenue Bonds 5.000%, 07/01/22	3.9
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Series A Revenue Bonds 5.000%, 01/01/16	3.5
County of Howard 5.000%, 02/15/21	3.3
San Diego Public Facilities Financing Authority Sewer Revenue Series A Revenue Bonds 5.000%, 05/15/24	3.3
Charlotte, North Carolina Airport Revenue Series B Revenue Bonds 5.000%, 07/01/16	3.2
Citizens Property Insurance Corp. Revenue Bonds 5.500%, 06/01/17	3.2
City of Salem 5.000%, 06/01/16	2.7
Port of Seattle Washington Revenue Authority Series A Revenue Bonds 5.500%, 09/01/20	2.6

*Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Investment Portfolio." The Fund's holdings are subject to change.

State Allocation*

As of 4/30/2012 (%)

Washington	10.4
Florida	10.0
Texas	8.7
Alaska	8.5
New York	6.5
California	5.4
Arizona	4.8
New Jersey	4.4
Michigan	4.3
Colorado	4.2
Missouri	3.4
Maryland	3.3
North Carolina	3.2
Indiana	3.1
Oregon	2.7
New Mexico	2.2
Hawaii	2.2
Oklahoma	2.2
Massachusetts	2.1
Wisconsin	2.0
Illinois	2.0
Iowa	2.0
Kansas	1.2
Short Term Investment	2.3
Total Investments	101.1
Other Assets in Excess of Liabilities	(1.1)
Net Assets	100.0

*Percentages indicated are based upon net assets. The fund's portfolio composition is subject to change.

Performance Information – Columbia Core Bond Strategy Fund

Average Annual total return as of 4/30/2012 (%)

	6-Month (Cumulative)	1 Year	Since Inception[1] (1/29/10)
Columbia Core Bond Strategy Fund— Market Price[2]	0.46%	7.76%	6.86%
Columbia Core Bond Strategy Fund— Net Asset Value	2.62%	7.71%	6.85%
Barclays Aggregate Bond Index[3]	2.44%	7.54%	6.42%

1The Fund commenced operations on January 29, 2010. Columbia took over portfolio management in May 2011 upon its acquisition of the fund's previous investment manager.

2The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

3The Barclays Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and the fund's previous investment manager. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the sale of fund shares.

Index performance is for illustrative purposes only and does not represent actual fund performance. One cannot invest directly in an Index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the fund directly.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than the original cost. Please visit www.columbiamanagementetf.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 4/30/2012

+2.62%

Fund at Net Asset Value

+2.44%

Barclays Aggregate Bond Index

Performance Information (continued) – Columbia Core Bond Strategy Fund

Top 10 Holdings*

As of 4/30/2012 (%)

FHLMC 2.500%, 05/27/16	4.1
FNMA 4.500%, 08/01/39	2.9
FHLMC 5.000%, 02/01/40	2.7
GNMA 4.500%, 05/15/42	2.6
FHLMC 3.750%, 03/27/19	2.2
U.S. Treasury Bond 5.250%, 11/15/28	2.1
FNMA 2.375%, 07/28/15	2.0
U.S. Treasury Bond 4.375%, 02/15/38	1.9
FNMA 4.000%, 03/01/41	1.9
U.S. Treasury Bond 4.375%, 05/15/41	1.7

*Percentages indicated are based upon net assets. For further detail about these holdings, please refer to the section entitled "Investment Portfolio." The Fund's holdings are subject to change.

Sector Allocation*

As of 4/30/2012 (%)

U.S. Government & Agency Obligations	45.7
Corporate Bonds	35.4
U.S. Treasury Obligations	9.6
Asset Backed Securities— Non-Agency	4.7
Mortgage Backed Securities	2.0
Municipal Bonds	1.9
Foreign Government Obligations	0.4
Short Term Investment	12.1
Total Investments	111.8
Other Assets in Excess of Liabilities	(11.8)
Net Assets	100.0

*Percentages indicated are based upon net assets. The fund's portfolio composition is subject to change.

Shareholder Expense Examples (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2012.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period 11/1/2011 to 4/30/2012" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011 ($)		Ending Account Value 4/30/2012 ($)		Expenses Paid for the Period 11/1/2011 to 4/30/2012† ($)		Annualized Expense Ratio for the Period 11/1/2011 to 4/30/2012* (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Concentrated Large Cap Value Strategy Fund	1,000.00	1,000.00	1,134.10	1,020.93	4.19	3.97	0.79
Columbia Growth Equity Strategy Fund	1,000.00	1,000.00	1,139.40	1,020.44	4.73	4.47	0.89
Columbia Large-Cap Growth Equity Strategy Fund	1,000.00	1,000.00	1,126.00	1,020.44	4.70	4.47	0.89
Columbia Intermediate Municipal Bond Strategy Fund	1,000.00	1,000.00	1,049.50	1,023.12	1.78	1.76	0.35
Columbia Core Bond Strategy Fund	1,000.00	1,000.00	1,026.20	1,023.12	1.76	1.76	0.35

† Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 366.

* Expense ratios reflect expense caps through the period ended April 30, 2012.

Had the Investment Manager not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

Frequency Distribution of Premiums and Discounts (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2012.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Concentrated Large Cap Value Strategy Fund May 1, 2009 - April 30, 2012
	0 - 49.9	463	61.32%	279	36.95%
	50 - 99.9	3	0.40%	2	0.27%
	100 - 199.9	1	0.13%	3	0.40%
	> 200	2	0.26%	2	0.27%
	Total	469	62.11%	286	37.89%

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Growth Equity Strategy Fund October 2, 2009 - April 30, 2012
	0 - 49.9	244	37.60%	242	37.29%
	50 - 99.9	27	4.16%	38	5.85%
	100 - 199.9	2	0.31%	85	13.10%
	> 200	7	1.08%	4	0.61%
	Total	280	43.15%	369	56.85%

Frequency Distribution of Premiums and Discounts (Unaudited) (continued)

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Large-Cap Growth Equity Strategy Fund October 2, 2009 - April 30, 2012
	0 - 49.9	307	47.30%	163	25.12%
	50 - 99.9	19	2.93%	103	15.87%
	100 - 199.9	5	0.77%	47	7.24%
	> 200	3	0.46%	2	0.31%
	Total	334	51.46%	315	48.54%

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Intermediate Municipal Bond Strategy Fund January 29, 2010 - April 30, 2012
	0 - 49.9	12	2.11%	363	63.91%
	50 - 99.9	1	0.18%	18	3.17%
	100 - 199.9	4	0.70%	111	19.54%
	> 200	43	7.57%	16	2.82%
	Total	60	10.56%	508	89.44%

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Columbia Core Bond Strategy Fund January 29, 2010 - April 30, 2012
	0 - 49.9	161	28.35%	228	40.14%
	50 - 99.9	32	5.63%	108	19.01%
	100 - 199.9	19	3.35%	4	0.70%
	> 200	15	2.64%	1	0.18%
	Total	227	39.97%	341	60.03%

Investment Portfolio – Columbia Concentrated Large Cap Value Strategy Fund

April 30, 2012 (Unaudited)

Common Stocks – 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary – 8.6%
Multiline Retail – 3.1%
Nordstrom, Inc.	1,700	94,962
Specialty Retail – 5.5%
Gap, Inc. (The)	2,476	70,566
Lowe's Cos., Inc.	3,100	97,557
Total Specialty Retail		168,123
Total Consumer Discretionary		263,085
Consumer Staples – 15.1%
Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	800	70,536
Food Products – 6.0%
General Mills, Inc.	2,200	85,558
Tyson Foods, Inc. Class A	5,200	94,900
Total Food Products		180,458
Tobacco – 6.8%
Altria Group, Inc.	3,160	101,784
Philip Morris International, Inc.	1,150	102,936
Total Tobacco		204,720
Total Consumer Staples		455,714
Energy – 12.5%
Oil, Gas & Consumable Fuels – 12.5%
Chevron Corp.	414	44,116
ConocoPhillips	1,150	82,374
Marathon Oil Corp.	1,600	46,944
Marathon Petroleum Corp.	800	33,288
Valero Energy Corp.	3,200	79,040
Williams Cos., Inc. (The)	2,700	91,881
Total Oil, Gas & Consumable Fuels		377,643
Total Energy		377,643
Financials – 26.5%
Capital Markets – 2.1%
Morgan Stanley	3,647	63,020
Commercial Banks – 8.2%
U.S. Bancorp	3,500	112,595
Wells Fargo & Co.	4,111	137,431
Total Commercial Banks		250,026

Issuer	Shares	Value ($)
Diversified Financial Services – 8.3%
Bank of America Corp.	8,661	70,241
Citigroup, Inc.	2,400	79,296
JPMorgan Chase & Co.	2,350	101,003
Total Diversified Financial Services		250,540
Insurance – 7.9%
MetLife, Inc.	1,959	70,583
Prudential Financial, Inc.	1,360	82,334
Unum Group	3,600	85,464
Total Insurance		238,381
Total Financials		801,967
Health Care – 9.0%
Health Care Equipment & Supplies – 2.7%
Baxter International, Inc.	1,450	80,344
Health Care Providers & Services – 2.9%
Humana, Inc.	1,100	88,748
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	3,100	103,447
Total Health Care		272,539
Industrials – 13.3%
Aerospace & Defense – 7.8%
General Dynamics Corp.	1,100	74,250
Honeywell International, Inc.	1,350	81,891
United Technologies Corp.	1,000	81,640
Total Aerospace & Defense		237,781
Road & Rail – 5.5%
CSX Corp.	3,000	66,930
Union Pacific Corp.	900	101,196
Total Road & Rail		168,126
Total Industrials		405,907
Information Technology – 1.6%
Communications Equipment – 1.6%
Juniper Networks, Inc.*	2,300	49,289
Total Information Technology		49,289
Materials – 9.7%
Chemicals – 9.7%
E.I. du Pont de Nemours & Co.	1,500	80,190
Praxair, Inc.	800	92,560

The accompanying notes are an integral part of these financial statements.

Columbia Concentrated Large Cap Value Strategy Fund

April 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Chemicals (continued)
Sherwin-Williams Co. (The)	1,000	120,280
Total Chemicals		293,030
Total Materials		293,030
Utilities – 2.7%
Independent Power Producers & Energy Traders – 2.7%
AES Corp. (The)*	6,600	82,632
Total Utilities		82,632
Total Common Stocks (Cost $2,958,105)		3,001,806
Short Term Investment – 2.2%
Money Market Fund – 2.2%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $65,873)	65,873	65,873
Total Investments – 101.2% (Cost $3,023,978)		3,067,679
Liabilities in Excess of Other Assets – (1.2)%		(34,743)
Net Assets – 100.0%		3,032,936

*  Non-income producing security.

†  Represents average annualized seven-day yield as of April 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Columbia Concentrated Large Cap Value Strategy Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,001,806	$—	$—	$3,001,806
Money Market Fund	65,873	—	—	65,873
Total	$3,067,679	$—	$—	$3,067,679

* Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to Note 2 to the financial statements – Security Valuation.

The accompanying notes are an integral part of these financial statements.

Investment Portfolio – Columbia Growth Equity Strategy Fund

April 30, 2012 (Unaudited)

Common Stocks – 99.5%
Issuer	Shares	Value ($)
Consumer Discretionary – 17.4%
Automobiles – 0.3%
Ford Motor Co.	420	4,738
Hotels, Restaurants & Leisure – 6.4%
Las Vegas Sands Corp.	537	29,798
McDonald's Corp.	102	9,940
Starbucks Corp.	331	18,993
Starwood Hotels & Resorts Worldwide, Inc.	105	6,216
Yum! Brands, Inc.	450	32,728
Total Hotels, Restaurants & Leisure		97,675
Internet & Catalog Retail – 3.2%
Amazon.com, Inc.*	132	30,611
Priceline.com, Inc.*	24	18,260
Total Internet & Catalog Retail		48,871
Media – 3.2%
Discovery Communications, Inc.*	470	25,577
DISH Network Corp. Class A	745	23,818
Total Media		49,395
Multiline Retail – 2.1%
Macy's, Inc.	779	31,955
Specialty Retail – 2.2%
Home Depot, Inc. (The)	660	34,181
Total Consumer Discretionary		266,815
Consumer Staples – 9.7%
Beverages – 2.3%
Anheuser-Busch InBev(a)	482	35,003
Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	332	29,273
Food Products – 0.8%
Mead Johnson Nutrition Co.	149	12,748
Personal Products – 2.6%
Estee Lauder Cos., Inc. (The) Class A	310	20,258
Herbalife Ltd.	280	19,690
Total Personal Products		39,948
Tobacco – 2.1%
Lorillard, Inc.	160	21,646
Philip Morris International, Inc.	117	10,473
Total Tobacco		32,119
Total Consumer Staples		149,091

Issuer	Shares	Value ($)
Energy – 9.2%
Energy Equipment & Services – 3.3%
Halliburton Co.	797	27,273
National Oilwell Varco, Inc.	220	16,667
Schlumberger Ltd.	92	6,821
Total Energy Equipment & Services		50,761
Oil, Gas & Consumable Fuels – 5.9%
Continental Resources, Inc.*	150	13,388
EQT Corp.	147	7,324
Exxon Mobil Corp.	198	17,095
Occidental Petroleum Corp.	191	17,423
Pioneer Natural Resources Co.	310	35,904
Total Oil, Gas & Consumable Fuels		91,134
Total Energy		141,895
Financials – 3.8%
Capital Markets – 0.8%
BlackRock, Inc.	33	6,322
Charles Schwab Corp. (The)	413	5,906
Total Capital Markets		12,228
Commercial Banks – 0.9%
Fifth Third Bancorp	977	13,903
Diversified Financial Services – 1.7%
Citigroup, Inc.	258	8,524
IntercontinentalExchange, Inc.*	131	17,428
Total Diversified Financial Services		25,952
Real Estate Investment Trusts – 0.4%
Digital Realty Trust, Inc.	89	6,683
Total Financials		58,766
Health Care – 12.0%
Biotechnology – 3.6%
Alexion Pharmaceuticals, Inc.*	31	2,800
Alkermes PLC*	362	6,263
Biogen Idec, Inc.*	188	25,194
Regeneron Pharmaceuticals, Inc.*	70	9,468
Vertex Pharmaceuticals, Inc.*	294	11,313
Total Biotechnology		55,038
Health Care Equipment & Supplies – 3.9%
Edwards Lifesciences Corp.*	290	24,061
Express Scripts Holding Co.*	508	28,341
Medtronic, Inc.	228	8,710
Total Health Care Equipment & Supplies		61,112

The accompanying notes are an integral part of these financial statements.

Columbia Growth Equity Strategy Fund

April 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals – 4.5%
Abbott Laboratories	205	12,722
Allergan, Inc.	197	18,912
Johnson & Johnson	386	25,125
Watson Pharmaceuticals, Inc.*	160	12,058
Total Pharmaceuticals		68,817
Total Health Care		184,967
Industrials – 11.6%
Air Freight & Logistics – 0.5%
FedEx Corp.	85	7,500
Construction & Engineering – 0.9%
KBR, Inc.	425	14,390
Electrical Equipment – 2.5%
Cooper Industries PLC	126	7,884
Rockwell Automation, Inc.	385	29,776
Total Electrical Equipment		37,660
Industrial Conglomerates – 1.8%
Tyco International Ltd.	506	28,402
Machinery – 3.3%
Caterpillar, Inc.	78	8,016
Dover Corp.	329	20,615
Pall Corp.	374	22,294
Total Machinery		50,925
Road & Rail – 2.6%
J.B. Hunt Transport Services, Inc.	349	19,310
Kansas City Southern	271	20,873
Total Road & Rail		40,183
Total Industrials		179,060
Information Technology – 32.5%
Communications Equipment – 5.5%
Cisco Systems, Inc.	1,398	28,170
QUALCOMM, Inc.	877	55,987
Total Communications Equipment		84,157
Computers & Peripherals – 10.2%
Apple, Inc.*	181	105,747
EMC Corp.*	1,299	36,645
NCR Corp.*	645	15,158
Total Computers & Peripherals		157,550

Issuer	Shares	Value ($)
Internet Software & Services – 4.6%
eBay, Inc.*	519	21,305
Google, Inc. Class A*	81	49,024
Total Internet Software & Services		70,329
IT Services – 4.9%
Accenture PLC Class A	485	31,501
Alliance Data Systems Corp.*	101	12,977
International Business Machines Corp.	70	14,496
Teradata Corp.*	230	16,049
Total IT Services		75,023
Semiconductors & Semiconductor Equipment – 3.1%
Avago Technologies Ltd.	730	25,170
Novellus Systems, Inc.*	288	13,464
Xilinx, Inc.	252	9,168
Total Semiconductors & Semiconductor Equipment		47,802
Software – 4.2%
Check Point Software Technologies Ltd.*	382	22,206
Citrix Systems, Inc.*	189	16,180
Microsoft Corp.	379	12,135
Salesforce.com, Inc.*	94	14,639
Total Software		65,160
Total Information Technology		500,021
Materials – 3.3%
Chemicals – 3.3%
PPG Industries, Inc.	255	26,836
Lyondellbasell Industries Class A	577	24,107
Total Chemicals		50,943
Total Materials		50,943
Total Common Stocks (Cost $1,326,497)		1,531,558
Exchange Traded Fund – 0.2%
Equity Fund – 0.2%
SPDR S&P 500 ETF Trust (Cost $2,972)	22	3,075

The accompanying notes are an integral part of these financial statements.

Columbia Growth Equity Strategy Fund

April 30, 2012 (Unaudited)

Short Term Investment – 2.2%
Issuer	Shares	Value ($)
Money Market Fund – 2.2%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $33,805)	33,805	33,805
Total Investments – 101.9% (Cost $1,363,274)		1,568,438
Liabilities in Excess of Other Assets – (1.9)%		(29,445)
Net Assets – 100.0%		1,538,993

*  Non-income producing security.

(a)  American Depositary Receipts.

ETF  Exchange Traded Fund.

†  Represents average annualized seven-day yield as of April 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Columbia Growth Equity Strategy Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,531,558	$—	$—	$1,531,558
Exchange Traded Fund	3,075			3,075
Money Market Fund	33,805	—	—	33,805
Total	$1,568,438	$—	$—	$1,568,438

* Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to Note 2 to the financial statements – Security Valuation.

The accompanying notes are an integral part of these financial statements.

Investment Portfolio – Columbia Large-Cap Growth Equity Strategy Fund

April 30, 2012 (Unaudited)

Common Stocks – 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary – 25.7%
Automobiles – 0.3%
Ford Motor Co.	2,085	23,519
Hotels, Restaurants & Leisure – 8.8%
Chipotle Mexican Grill, Inc.*	368	152,407
Las Vegas Sands Corp.	4,581	254,200
McDonald's Corp.	512	49,894
Starwood Hotels & Resorts Worldwide, Inc.	526	31,139
Yum! Brands, Inc.	2,820	205,099
Total Hotels, Restaurants & Leisure		692,739
Internet & Catalog Retail – 7.8%
Amazon.com, Inc.*	1,240	287,556
Priceline.com, Inc.*	429	326,392
Total Internet & Catalog Retail		613,948
Specialty Retail – 0.6%
Home Depot, Inc. (The)	967	50,081
Textiles, Apparel & Luxury Goods – 8.2%
Fossil, Inc.*	990	129,363
Lululemon Athletica, Inc.*	3,544	262,752
Michael Kors Holdings Ltd.*	5,586	255,113
Total Textiles, Apparel & Luxury Goods		647,228
Total Consumer Discretionary		2,027,515
Consumer Staples – 7.0%
Food & Staples Retailing – 0.6%
Costco Wholesale Corp.	522	46,025
Food Products – 3.0%
Green Mountain Coffee Roasters, Inc.*	4,875	237,656
Personal Products – 2.7%
Estee Lauder Cos., Inc. (The) Class A	3,312	216,439
Tobacco – 0.7%
Philip Morris International, Inc.	583	52,184
Total Consumer Staples		552,304
Energy – 6.8%
Energy Equipment & Services – 2.8%
FMC Technologies, Inc.*	3,887	182,689
Schlumberger Ltd.	464	34,401
Total Energy Equipment & Services		217,090

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels – 4.0%
EOG Resources, Inc.	1,725	189,422
EQT Corp.	736	36,668
Exxon Mobil Corp.	992	85,649
Total Oil, Gas & Consumable Fuels		311,739
Total Energy		528,829
Financials – 5.4%
Capital Markets – 3.7%
Charles Schwab Corp. (The)	2,066	29,544
Franklin Resources, Inc.	2,119	265,955
Total Capital Markets		295,499
Diversified Financial Services – 1.7%
IntercontinentalExchange, Inc.*	1,014	134,903
Total Financials		430,402
Health Care – 17.2%
Biotechnology – 7.3%
Alexion Pharmaceuticals, Inc.*	1,810	163,479
Biogen Idec, Inc.*	1,792	240,146
Celgene Corp.*	2,390	174,279
Total Biotechnology		577,904
Health Care Equipment & Supplies – 0.6%
Medtronic, Inc.	1,138	43,472
Health Care Providers & Services – 3.0%
Express Scripts Holding Co.*	500	27,895
McKesson Corp.	2,260	206,587
Total Health Care Providers & Services		234,482
Pharmaceuticals – 6.3%
Abbott Laboratories	1,026	63,673
Allergan, Inc.	1,931	185,376
Novo Nordisk A/S(a)	1,698	249,640
Total Pharmaceuticals		498,689
Total Health Care		1,354,547
Industrials – 5.7%
Aerospace & Defense – 2.5%
Precision Castparts Corp.	1,109	195,594
Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	2,209	88,360
FedEx Corp.	426	37,590
Total Air Freight & Logistics		125,950

The accompanying notes are an integral part of these financial statements.

Columbia Large-Cap Growth Equity Strategy Fund

April 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment – 0.5%
Cooper Industries PLC	632	39,544
Machinery – 1.1%
Caterpillar, Inc.	390	40,080
Pall Corp.	732	43,635
Total Machinery		83,715
Total Industrials		444,803
Information Technology – 31.8%
Communications Equipment – 8.2%
Cisco Systems, Inc.	1,844	37,157
F5 Networks, Inc.*	1,272	170,359
Juniper Networks, Inc.*	9,213	197,434
QUALCOMM, Inc.	3,794	242,209
Total Communications Equipment		647,159
Computers & Peripherals – 4.3%
Apple, Inc.*	175	102,242
EMC Corp.*	8,391	236,710
Total Computers & Peripherals		338,952
Internet Software & Services – 7.0%
Baidu, Inc.(a)*	2,166	287,428
Google, Inc. Class A*	432	261,460
Total Internet Software & Services		548,888
IT Services – 6.9%
Cognizant Technology Solutions Corp. Class A*	3,672	269,231
International Business Machines Corp.	351	72,685
Visa, Inc. Class A	1,660	204,147
Total IT Services		546,063
Semiconductors & Semiconductor Equipment – 0.6%
Xilinx, Inc.	1,261	45,875
Software – 4.8%
Microsoft Corp.	1,897	60,742
Salesforce.com, Inc.*	2,045	318,468
Total Software		379,210
Total Information Technology		2,506,147
Total Common Stocks (Cost $6,828,277)		7,844,547
Exchange Traded Fund – 0.1%
Equity Fund – 0.1%
SPDR S&P 500 ETF Trust (Cost $8,861)	71	9,924

Short Term Investment – 0.9%
Issuer	Shares	Value ($)
Money Market Fund – 0.9%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $71,129)	71,129	71,129
Total Investments – 100.6% (Cost $6,908,267)		7,925,600
Liabilities in Excess of Other Assets – (0.6)%		(44,865)
Net Assets – 100.0%		7,880,735

*  Non-income producing security.

ETF  Exchange Traded Fund.

(a)  American Depositary Receipts.

†  Represents average annualized seven-day yield as of April 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying notes are an integral part of these financial statements.

Columbia Large-Cap Growth Equity Strategy Fund

April 30, 2012 (Unaudited)

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Columbia Large-Cap Growth Equity Strategy Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,844,547	$—	$—	$7,844,547
Exchange Traded Fund	9,924	—	—	9,924
Money Market Fund	71,129	—	—	71,129
Total	$7,925,600	$—	$—	$7,925,600

* Please refer to the investment portfolio above to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to Note 2 to the financial statements – Security Valuation.

The accompanying notes are an integral part of these financial statements.

Investment Portfolio – Columbia Intermediate Municipal Bond Strategy Fund

April 30, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Municipal Bonds – 98.8%
Alaska – 8.5%
Alaska Industrial Development & Export Authority Revolving Fund Series A Revenue Bonds 5.000%, 04/01/19	100,000	118,925
Alaska International Airports System Series B Revenue Bonds 5.000%, 10/01/14	100,000	109,732
North Slope Borough of Alaska Series A 5.000%, 06/30/15	100,000	113,476
North Slope Borough of Alaska Series A 5.000%, 06/30/17	100,000	119,401
Total Alaska		461,534
Arizona – 4.8%
City of Scottsdale 5.000%, 07/01/24	210,000	257,017
California – 5.4%
California State Economic Recovery Series A 5.000%, 07/01/22	100,000	113,386
San Diego Public Facilities Financing Authority Sewer Revenue Series A Revenue Bonds 5.000%, 05/15/24	150,000	177,666
Total California		291,052
Colorado – 4.2%
Colorado Department of Transportation Series B Revenue Bonds 5.500%, 06/15/15	100,000	115,200
Denver Colorado City & County Airport Revenue System Series A Revenue Bonds 5.000%, 11/15/23	100,000	110,529
Total Colorado		225,729
Florida – 10.0%
Citizens Property Insurance Corp. Revenue Bonds 5.500%, 06/01/17	150,000	172,827

Issuer	Principal Amount ($)	Value ($)
Orange County School Board Series B 5.000%, 08/01/26	100,000	114,803
Orlando Utilities Commission Utility System Revenue Series B Revenue Bonds 5.000%, 10/01/23	100,000	116,137
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group Revenue Bonds 5.000%, 08/15/14	125,000	136,926
Total Florida		540,693
Hawaii – 2.2%
State of Hawaii 5.000%, 11/01/16	100,000	118,553
Illinois – 2.0%
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A Revenue Bonds 5.500%, 08/15/24	100,000	108,979
Indiana – 3.1%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B Revenue Bonds 5.000%, 02/15/16	100,000	112,477
IPS Multi-School Building Corp Indiana First Mortgage Revenue Bonds 5.250%, 01/15/17	50,000	52,987
Total Indiana		165,464
Iowa – 2.0%
Iowa Student Loan Liquidity Corp. Series A-1 Revenue Bonds 3.875%, 12/01/16	100,000	106,749
Kansas – 1.2%
Wyandotte County-Kansas City Unified Government Series B Revenue Bonds Zero Coupon, 06/01/21	100,000	67,499

The accompanying notes are an integral part of these financial statements.

Columbia Intermediate Municipal Bond Strategy Fund

April 30, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Maryland – 3.3%
County of Howard 5.000%, 02/15/21	150,000	180,765
Massachusetts – 2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B Revenue Bonds 4.750%, 09/01/23	100,000	114,093
Michigan – 4.3%
Michigan Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds 5.000%, 10/01/24	200,000	230,110
Missouri – 3.4%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Series A Revenue Bonds 5.000%, 01/01/16	165,000	186,486
New Jersey – 4.4%
New Jersey Transportation Trust Fund Authority Transportation System Series A Revenue Bonds 5.500%, 12/15/15	100,000	115,964
New Jersey Transportation Trust Fund Authority Transportation System Series B Revenue Bonds 5.500%, 12/15/19	100,000	124,204
Total New Jersey		240,168
New Mexico – 2.2%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund Series C Revenue Bonds 5.250%, 06/15/18	100,000	119,395
New York – 6.5%
New York City General Obligation Series C 5.000%, 08/01/15	100,000	113,735

Issuer	Principal Amount ($)	Value ($)
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A Revenue Bonds 5.000%, 03/15/18	100,000	121,252
New York State Thruway Authority Series H Revenue Bonds 5.000%, 01/01/22	100,000	116,118
Total New York		351,105
North Carolina – 3.2%
Charlotte, North Carolina Airport Revenue Series B Revenue Bonds 5.000%, 07/01/16	150,000	173,442
Oklahoma – 2.2%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A Revenue Bonds 5.000%, 01/01/23	100,000	116,966
Oregon – 2.7%
City of Salem 5.000%, 06/01/16	125,000	146,321
Texas – 8.7%
Dallas/Fort Worth International Airport Series B Revenue Bond 5.000%, 11/01/28	100,000	111,027
Harris Country, Texas Series C Revenue Bonds 5.000%, 08/15/22	100,000	118,676
Leander Independent School District 5.250%, 08/15/17	100,000	121,660
Lower Colorado River Authority Texas Revenue Revenue Bonds 5.000%, 05/15/22	100,000	116,607
Total Texas		467,970

The accompanying notes are an integral part of these financial statements.

Columbia Intermediate Municipal Bond Strategy Fund

April 30, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Washington – 10.4%
Energy Northwest Washington Electric Revenue Columbia Generating Series A Revenue Bonds 5.000%, 07/01/22	185,000	210,325
Energy Northwest Washington Electric Revenue Columbia Station Series A Revenue Bonds 5.000%, 07/01/22	75,000	92,630
FYI Properties Washington Lease Revenue Washington State District Project Revenue Bonds 5.000%, 06/01/22	100,000	115,599
Port of Seattle Washington Revenue Authority Series A Revenue Bonds 5.500%, 09/01/20	115,000	141,522
Total Washington		560,076
Wisconsin – 2.0%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc. Revenue Bonds 5.250%, 04/15/24	100,000	110,897
Total Municipal Bonds (Cost $4,948,093)		5,341,063
Short Term Investment – 2.3%
	Shares
Money Market Fund – 2.3%
Dreyfus Tax Exempt Cash Management Institutional Fund 0.02%† (Cost $124,498)	124,498	124,498
Total Investments – 101.1% (Cost $5,072,591)		5,465,561
Liabilities in Excess of Other Assets – (1.1)%		(60,220)
Net Assets – 100.0%		5,405,341

†  Represents average annualized seven-day yield as of April 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Columbia Intermediate Municipal Bond Strategy Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$5,341,063	$—	$5,341,063
Money Market Fund	124,498	—	—	124,498
Total	$124,498	$5,341,063	$—	$5,465,561

The Fund's net assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

* Please refer to the investment portfolio above to view securities segregated by state.

There were no transfers between Level 1 and Level 2 securities during the period.

For more information on the valuation of investments, please refer to Note 2 to the financial statements – Security Valuation.

The accompanying notes are an integral part of these financial statements.

Investment Portfolio – Columbia Core Bond Strategy Fund

April 30, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
U.S. Government & Agency Obligations – 45.7%
Federal National Mortgage Association – 21.9%
2.375%, 07/28/15	100,000	105,714
3.000%, 05/15/27	25,000	26,086
3.500%, 01/25/24	68,233	71,388
3.500%, 05/15/27	75,000	79,125
3.500%, 05/15/42	50,000	51,914
4.000%, 03/01/26	51,738	55,169
4.000%, 05/15/27	25,000	26,586
4.000%, 06/25/37	10,555	11,005
4.000%, 03/01/41	93,228	98,751
4.000%, 05/15/42	50,000	52,883
4.500%, 02/01/22	23,343	25,344
4.500%, 05/15/27	25,000	26,844
4.500%, 08/01/39	143,245	153,594
4.500%, 03/01/41	73,909	79,353
5.000%, 03/01/24	5,846	6,335
5.000%, 05/15/27	25,000	27,070
5.000%, 10/01/39	62,615	68,117
5.500%, 04/01/38	72,341	79,160
6.000%, 09/01/39	56,051	62,149
6.500%, 09/01/38	41,748	47,086
Total Federal National Mortgage Association		1,153,673
Federal Home Loan Mortgage Corp. – 12.3%
2.500%, 05/27/16	200,000	213,494
3.500%, 03/15/24	24,062	24,919
3.500%, 09/15/24	15,277	15,911
3.750%, 03/27/19	100,000	114,337
5.000%, 02/01/40	129,899	140,542
5.500%, 05/01/35	77,486	84,875
6.000%, 10/01/38	37,741	41,699
6.500%, 08/01/38	10,737	12,094
Total Federal Home Loan Mortgage Corp.		647,871
Government National Mortgage Association – 11.5%
1.852%, 07/16/32	21,962	22,133
1.883%, 04/16/32	30,957	31,343
2.169%, 11/16/37	24,218	24,735
2.210%, 12/16/35	48,664	49,653
2.210%, 11/16/34	33,946	34,562
3.500%, 05/15/42	25,000	26,332
4.000%, 05/15/42	75,000	81,117
4.500%, 06/16/34	32,390	34,703
4.500%, 05/15/42	125,000	136,719
4.549%, 06/16/28	25,000	26,100
5.000%, 02/15/40	31,700	35,211
5.000%, 05/15/42	50,000	55,398
5.500%, 05/15/42	25,000	27,918
6.000%, 12/15/37	14,721	16,630
Total Government National Mortgage Association		602,554
Total U.S. Government & Agency Obligations (Cost $2,328,621)		2,404,098

Issuer	Principal Amount ($)	Value ($)
Corporate Bonds – 35.4%
Aerospace & Defense – 0.6%
L-3 Communications Corp. 3.950%, 11/15/16	15,000	15,919
Lockheed Martin Corp. 2.125%, 09/15/16	15,000	15,330
Total Aerospace & Defense		31,249
Banking – 8.5%
Abbey National Treasury Services PLC 2.046%, 04/25/14‡	15,000	14,413
American Express Credit Corp. 1.324%, 06/24/14‡	25,000	24,966
Bank of America Corp. 0.754%, 06/15/16‡	10,000	8,869
2.019%, 07/11/14‡	10,000	9,758
4.875%, 09/15/12	10,000	10,129
BNP Paribas SA 1.369%, 01/10/14‡	15,000	14,663
Citigroup, Inc. 1.919%, 01/13/14‡	25,000	24,764
4.500%, 01/14/22	10,000	10,176
6.125%, 11/21/17	30,000	33,284
Deutsche Bank AG 1.116%, 01/18/13‡	10,000	10,009
Fifth Third Bancorp 0.894%, 12/20/16‡	10,000	9,317
Goldman Sachs Group, Inc. (The) 1.527%, 02/07/14‡	20,000	19,592
5.250%, 07/27/21	10,000	10,120
6.000%, 06/15/20	30,000	32,093
HSBC Holdings PLC 5.100%, 04/05/21	10,000	11,011
JPMorgan Chase & Co. 3.150%, 07/05/16	10,000	10,364
4.500%, 01/24/22	10,000	10,652
5.150%, 10/01/15	40,000	43,804
5.600%, 07/15/41	30,000	33,396
Lloyds TSB Bank PLC 2.816%, 01/24/14‡	10,000	9,925
4.200%, 03/28/17	10,000	10,145
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	40,000	43,241
Morgan Stanley 4.750%, 04/01/14	15,000	15,119
4.750%, 03/22/17	10,000	9,982
5.500%, 07/28/21	10,000	9,776
Wells Fargo & Co. 1.250%, 02/13/15	10,000	10,020
Total Banking		449,588

The accompanying notes are an integral part of these financial statements.

Columbia Core Bond Strategy Fund

April 30, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Chemicals – 0.8%
Dow Chemical Co. 8.550%, 05/15/19	30,000	39,780
Construction Machinery – 0.9%
Caterpillar Financial Services Corp. 5.450%, 04/15/18	30,000	35,851
John Deere Capital Corp. 0.875%, 04/17/15	10,000	10,016
Total Construction Machinery		45,867
Diversified Manufacturing – 0.2%
Eaton Corp. 0.804%, 06/16/14‡	10,000	10,023
Electric – 2.7%
DTE Energy Co. 1.180%, 06/03/13‡	25,000	25,104
Entergy Corp. 3.625%, 09/15/15	10,000	10,206
Entergy Gulf States Louisiana LLC 3.950%, 10/01/20	10,000	10,538
Exelon Generation Co. LLC 5.200%, 10/01/19	10,000	11,264
MidAmerican Energy Holdings Co. 5.750%, 04/01/18	14,000	16,527
Sierra Pacific Power Co. 6.000%, 05/15/16	15,000	17,497
Southern California Edison Co. 0.924%, 09/15/14‡	20,000	20,012
Southern Power Co. 4.875%, 07/15/15	30,000	33,123
Total Electric		144,271
Environmental – 0.6%
Waste Management, Inc. 4.750%, 06/30/20	30,000	33,901
Food and Beverage – 1.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	30,000	35,948
Kraft Foods, Inc. 1.344%, 07/10/13‡	25,000	25,128
Total Food and Beverage		61,076
Foreign Agencies – 0.3%
Petrobras International Finance Co. 5.875%, 03/01/18	15,000	16,895
Gas Pipelines – 1.3%
El Paso Corp. 6.500%, 09/15/20	20,000	22,152

Issuer	Principal Amount ($)	Value ($)
El Paso Pipeline Partners Operating Co. LLC 5.000%, 10/01/21	10,000	10,565
Energy Transfer Partners LP 6.500%, 02/01/42	10,000	10,599
NiSource Finance Corp. 5.800%, 02/01/42	15,000	16,322
Transcanada Pipelines Ltd. 3.800%, 10/01/20	10,000	10,897
Total Gas Pipelines		70,535
Health Care – 1.5%
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20	30,000	31,461
Boston Scientific Corp. 6.250%, 11/15/15	15,000	16,750
McKesson Corp. 3.250%, 03/01/16	30,000	32,340
Total Health Care		80,551
Independent Energy – 0.6%
Anadarko Petroleum Corp. 6.375%, 09/15/17	20,000	23,768
EnCana Corp. 3.900%, 11/15/21	10,000	9,847
Total Independent Energy		33,615
Integrated Energy – 0.4%
BP Capital Markets PLC 1.074%, 03/11/14‡	10,000	10,076
Shell International Finance BV 3.100%, 06/28/15	10,000	10,660
Total Integrated Energy		20,736
Life Insurance – 1.0%
MetLife, Inc. 6.400%, 12/15/36	40,000	39,128
Prudential Financial, Inc. 4.500%, 11/16/21	10,000	10,667
Total Life Insurance		49,795
Media Cable – 0.6%
Comcast Corp. 5.150%, 03/01/20	20,000	23,336
DirecTV Holdings LLC 2.400%, 03/15/17	8,000	8,018
Total Media Cable		31,354
Metals – 0.9%
ArcelorMittal 5.500%, 03/01/21	30,000	29,549

The accompanying notes are an integral part of these financial statements.

Columbia Core Bond Strategy Fund

April 30, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Rio Tinto Finance USA PLC 1.125%, 03/20/15	15,000	14,990
Total Metals		44,539
Non-Captive Consumer – 0.2%
Discover Financial Services 6.450%, 06/12/17	10,000	11,388
Non-Captive Diversified – 1.2%
General Electric Capital Corp. 2.150%, 01/09/15	10,000	10,173
2.300%, 04/27/17	10,000	10,014
4.375%, 09/16/20	40,000	42,864
Total Non-Captive Diversified		63,051
Packaging – 0.3%
Ball Corp. 7.125%, 09/01/16	15,000	16,425
Pharmaceuticals – 1.1%
Johnson & Johnson 0.593%, 05/15/14‡	25,000	25,134
Teva Pharmaceutical Finance III LLC 3.000%, 06/15/15	30,000	31,565
Total Pharmaceuticals		56,699
Property & Casualty – 1.2%
ACE INA Holdings, Inc. 5.700%, 02/15/17	30,000	35,397
Berkshire Hathaway, Inc. 1.900%, 01/31/17	10,000	10,182
Willis North America, Inc. 7.000%, 09/29/19	15,000	17,416
Total Property & Casualty		62,995
Railroads – 1.4%
Burlington Northern Santa Fe LLC 5.650%, 05/01/17	30,000	35,319
CSX Corp. 7.375%, 02/01/19	30,000	38,200
Total Railroads		73,519
REITs – 0.4%
Boston Properties LP 4.125%, 05/15/21	5,000	5,234
Duke Realty LP 6.750%, 03/15/20	5,000	5,915
Simon Property Group LP 2.150%, 09/15/17	10,000	9,964
Total REITs		21,113

Issuer	Principal Amount ($)	Value ($)
Restaurants – 0.2%
McDonald's Corp. 2.625%, 01/15/22	10,000	9,915
Retailers – 0.6%
AutoZone, Inc. 5.750%, 01/15/15	30,000	33,270
Supranational – 1.1%
European Investment Bank 5.125%, 05/30/17	25,000	29,205
International Finance Corp. 3.000%, 04/22/14	25,000	26,263
Total Supranational		55,468
Technology – 3.3%
Cisco Systems, Inc. 4.450%, 01/15/20	30,000	34,493
Hewlett-Packard Co. 0.891%, 05/30/14‡	15,000	14,820
3.300%, 12/09/16	10,000	10,416
Intel Corp. 3.300%, 10/01/21	25,000	26,420
Jabil Circuit, Inc. 7.750%, 07/15/16	30,000	34,087
Oracle Corp. 6.500%, 04/15/38	30,000	39,808
Xerox Corp. 1.318%, 05/16/14‡	15,000	14,924
Total Technology		174,968
Transportation Services – 0.2%
Erac USA Finance LLC 5.625%, 03/15/42	10,000	9,837
Wireless – 0.4%
American Tower Corp. 5.050%, 09/01/20	20,000	21,161
Wirelines – 1.7%
AT&T, Inc. 5.800%, 02/15/19	30,000	36,068
Telecom Italia Capital SA 6.175%, 06/18/14	30,000	30,969
Verizon Communications, Inc. 6.350%, 04/01/19	20,000	24,766
Total Wirelines		91,803
Total Corporate Bonds (Cost $1,775,915)		1,865,387

The accompanying notes are an integral part of these financial statements.

Columbia Core Bond Strategy Fund

April 30, 2012 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
U.S. Treasury Obligations – 9.6%
U.S. Treasury Bond
3.125%, 11/15/41	15,000	15,047
3.875%, 08/15/40	10,000	11,550
4.375%, 02/15/38	80,000	100,138
4.375%, 05/15/41	70,000	87,795
5.000%, 05/15/37	20,000	27,300
5.250%, 11/15/28	80,000	108,387
5.375%, 02/15/31	20,000	27,931
7.500%, 11/15/24	25,000	39,469
Total U.S. Treasury Bond		417,617
U.S. Treasury Note
1.250%, 10/31/15	20,000	20,517
9.000%, 11/15/18	10,000	14,981
7.625%, 11/15/22	35,000	54,026
Total U.S. Treasury Note		89,524
Total U.S. Treasury Obligations (Cost $466,075)		507,141
Asset Backed Securities – Non-Agency – 4.7%
Ally Auto Receivables Trust 1.380%, 07/15/14	14,919	14,984
BMW Vehicle Owner Trust 0.760%, 08/25/15	25,000	25,035
Honda Auto Receivables Owner Trust 1.980%, 05/23/16	25,000	25,294
Hyundai Auto Receivables Trust 2.450%, 12/15/16	25,000	25,799
Mercedes-Benz Auto Receivables Trust 2.140%, 08/15/16	25,000	25,418
Nissan Auto Receivables Owner Trust 0.870%, 07/15/14	23,744	23,788
Small Business Administration Participation Certificates 3.920%, 10/01/29	40,001	43,584
Toyota Auto Receivables Owner Trust 0.750%, 02/16/16	12,000	12,007
0.980%, 10/15/14	25,000	25,082
Volkswagen Auto Loan Enhanced Trust 1.980%, 09/20/17	25,000	25,675
Total Asset Backed Securities – Non-Agency (Cost $240,503)		246,666

Issuer	Principal Amount ($)	Value ($)
Mortgage Backed Securities – 2.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322%, 02/11/49	25,000	27,699
Greenwich Capital Commercial Funding Corp. 5.444%, 03/10/39	25,000	27,665
Morgan Stanley Capital I 5.150%, 06/13/41	24,521	25,431
Morgan Stanley Dean Witter Capital I 4.920%, 03/12/35	25,000	25,548
Total Mortgage Backed Securities (Cost $105,951)		106,343
Municipal Bonds – 1.9%
California – 0.5%
State of California 7.550%, 04/01/39	20,000	26,448
Illinois – 0.9%
Metropolitan Water Reclamation District of Greater Chicago 5.720%, 12/01/38	30,000	37,316
State of Illinois 5.877%, 03/01/19	10,000	11,212
Total Illinois		48,528
Ohio – 0.5%
Bowling Green State University 5.080%, 06/01/18	20,000	22,760
Total Municipal Bonds (Cost $86,909)		97,736
Foreign Government Obligations – 0.4%
Brazilian Government International Bond 7.875%, 03/07/15	10,000	11,895
Mexico Government International Bond 5.875%, 01/15/14	10,000	10,790
Total Foreign Government Obligations (Cost $22,490)		22,685

The accompanying notes are an integral part of these financial statements.

Columbia Core Bond Strategy Fund

April 30, 2012 (Unaudited)

Short Term Investment – 12.1%
Issuer	Shares	Value ($)
Money Market Fund – 12.1%
Dreyfus Treasury Prime Cash Management 0.00%† (Cost $634,651)	634,651	634,651
Total Investments – 111.8% (Cost $5,661,115)		5,884,707
Liabilities in Excess of Other Assets – (11.8)%		(621,608)
Net Assets – 100.0%		5,263,099

†  Represents average annualized seven-day yield as of April 30, 2012.

‡  Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments

•  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models typically rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Columbia Core Bond Strategy Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$2,404,098	$—	$2,404,098
Corporate Bonds*	—	1,865,387	—	1,865,387
U.S. Treasury Obligations**	507,141	—	—	507,141
Asset-Backed Securities	—	246,666	—	246,666
Mortgage Backed Securities	—	106,343	—	106,343
Municipal Bonds***	—	97,736	—	97,736
Foreign Government Obligations	—	22,685	—	22,685
Money Market Fund	634,651	—	—	634,651
Total	$1,141,792	$4,742,915	$—	$5,884,707

The Fund's net assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

* Please refer to the investment portfolio above to view securities segregated by industry type.

** Financial assets were transferred from Level 2 to Level 1 as a result of management's reassessment of the relevant fair valuation accounting standard and not due to changes in the observable inputs to determine fair value or liquidity of the investment.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$507,141	$0.00	$0.00	$507,141

Transfers between Level 2 and Level 1 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

*** Please refer to the investment portfolio above to view securities segregated by state.

For more information on the valuation of investments, please refer to Note 2 to the financial statements – Security Valuation.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities – Columbia ETF Trust
April 30, 2012 (Unaudited)

	Columbia Concentrated Large Cap Value Strategy Fund	Columbia Growth Equity Strategy Fund	Columbia Large-Cap Growth Equity Strategy Fund	Columbia Intermediate Municipal Bond Strategy Fund	Columbia Core Bond Strategy Fund
Assets:
Investments, at cost:	$3,023,978	$1,363,274	$6,908,267	$5,072,591	$5,661,115
Investments, at fair value (Note 2)	$3,067,679	$1,568,438	$7,925,600	$5,465,561	$5,884,707
Receivables:
Dividends and interest receivable	3,281	1,538	1,611	65,008	35,941
Investment securities sold	—	—	6,762	—	20,618
Due from investment manager	—	—	—	18,411	17,797
Prepaid expenses	5,817	8,066	17,193	8,239	8,253
Total Assets	3,076,777	1,578,042	7,951,166	5,557,219	5,967,316
Liabilities:
Payables:
Due to investment manager	541	1,589	11,412	—	—
Due to custodian	—	—	—	—	9,987
Investment securities purchased	—	—	—	111,991	653,754
Advisory fees	1,918	964	4,949	5,294	5,370
Trustee fees	2,376	2,302	2,491	2,104	1,469
Other accrued expenses	39,006	34,194	51,579	32,489	33,637
Total Liabilities	43,841	39,049	70,431	151,878	704,217
Net Assets	$3,032,936	$1,538,993	$7,880,735	$5,405,341	$5,263,099
Net Assets Consist of:
Paid-in capital	$3,052,372	$1,386,218	$7,166,596	$4,985,042	$5,018,858
Undistributed (accumulated) net investment income (loss)	(23,249)	3,947	(2,441)	24,683	14,793
Undistributed (accumulated) net realized gain (loss) on investments	(39,888)	(56,336)	(300,753)	2,646	5,856
Net unrealized appreciation on investments	43,701	205,164	1,017,333	392,970	223,592
Net Assets	$3,032,936	$1,538,993	$7,880,735	$5,405,341	$5,263,099
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	100,022	50,010	250,010	100,010	100,010
Net asset value, per share	$30.32	$30.77	$31.52	$54.05	$52.63

The accompanying notes are an integral part of these financial statements.

Statements of Operations – Columbia ETF Trust
For the Period Ended April 30, 2012 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Concentrated Large Cap Value Strategy Fund	Columbia Growth Equity Strategy Fund	Columbia Large-Cap Growth Equity Strategy Fund	Columbia Intermediate Municipal Bond Strategy Fund	Columbia Core Bond Strategy Fund
Investment Income:
Dividend income*	35,416	11,109	33,576	—	—
Interest income	—	—	—	82,690	79,597
Total Investment Income	35,416	11,109	33,576	82,690	79,597
Expenses:
Administration fees	37,295	37,684	38,682	37,330	37,336
Advisory fees	11,334	5,660	31,062	12,751	13,029
Professional fees	11,470	7,820	19,950	17,985	17,099
Custody fees	74	2,596	1,375	3,265	13,773
Shareholder reporting fees	8,951	6,733	9,658	5,476	5,475
Insurance fees	7,731	7,955	9,127	8,030	8,032
Pricing fees	—	—	—	8,578	8,563
Exchange listing fees	6,714	6,714	6,714	3,729	3,729
Compliance fees	6,427	6,329	7,063	6,559	6,539
Transfer agent fees	5,968	6,030	5,968	5,657	5,657
Trustees fees	2,693	3,097	3,391	2,958	2,317
Miscellaneous fees	224	273	273	224	224
Total Expenses	98,881	90,891	133,263	112,542	121,773
Less expense waivers/reimbursements	(87,253)	(84,349)	(97,361)	(103,244)	(112,653)
Net Expenses	11,628	6,542	35,902	9,298	9,120
Net Investment Income (Loss)	23,788	4,567	(2,326)	73,392	70,477
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(37,282)	(49,830)	(405,305)	4,179	7,772
Net realized gain on in-kind transactions	—	—	130,545	—	—
Total realized gain (loss)	(37,282)	(49,830)	(274,760)	4,179	7,772
Change in net unrealized appreciation on investments	379,947	230,774	1,131,090	179,273	55,669
Net realized and unrealized gain on investments	342,665	180,944	856,330	183,452	63,441
Net increase in net assets resulting from operations	366,453	185,511	854,004	256,844	133,918
* Net of foreign taxes withheld of:	—	26	1,150	—	—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets – Columbia ETF Trust

	Columbia Concentrated Large Cap Value Strategy Fund		Columbia Growth Equity Strategy Fund		Columbia Large-Cap Growth Equity Strategy Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$23,788	$34,434	$4,567	$(2,344)	$(2,326)	$(34,358)
Net realized gain (loss) on investments	(37,282)	347,866	(49,830)	983,555	(274,760)	1,252,485
Net change in unrealized appreciation (depreciation) on investments	379,947	(480,717)	230,774	(598,331)	1,131,090	(876,048)
Net increase (decrease) in net assets resulting from operations	366,453	(98,417)	185,511	382,880	854,004	342,079
Distributions to Shareholders from:
Net investment income	(39,692)	(28,000)	—	—	—	—
Net realized gain	(340,661)	(159,093)	(196,999)	—	(781,874)	—
Total distributions	(380,353)	(187,093)	(196,999)	—	(781,874)	—
Shareholder Transactions:
Proceeds from shares sold	—	27,498,889	—	—	1,452,517	3,197,720
Cost of shares redeemed	—	(25,836,233)	—	(3,266,274)	(2,858,719)	(3,211,753)
Net increase (decrease) in net assets resulting from shareholder transactions	—	1,662,656	—	(3,266,274)	(1,406,202)	(14,033)
Increase (decrease) in net assets	(13,900)	1,377,146	(11,488)	(2,883,394)	(1,334,072)	328,046
Net Assets:
Beginning of period	3,046,836	1,669,690	1,550,481	4,433,875	9,214,807	8,886,761
End of period	$3,032,936	$3,046,836	$1,538,993	$1,550,481	$7,880,735	$9,214,807
Including undistributed net investment income (loss) as follows:	$(23,249)	$(7,345)	$3,947	$(620)	$(2,441)	$(115)
Changes in Shares Oustanding:
Shares outstanding, beginning of period	100,022	50,022	50,010	150,010	300,010	300,010
Shares sold	—	800,000	—	—	50,000	100,000
Shares redeemed	—	(750,000)	—	(100,000)	(100,000)	(100,000)
Shares outstanding, end of period	100,022	100,022	50,010	50,010	250,010	300,010

The accompanying notes are an integral part of these financial statements.

	Columbia Intermediate Municipal Bond Strategy Fund		Columbia Core Bond Strategy Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$73,392	$105,712	$70,477	$126,129
Net realized gain (loss) on investments	4,179	(1,533)	7,772	90,707
Net change in unrealized appreciation (depreciation) on investments	179,273	137,805	55,669	55,253
Net increase (decrease) in net assets resulting from operations	256,844	241,984	133,918	272,089
Distributions to Shareholders from:
Net investment income	(67,710)	(99,232)	(67,096)	(128,995)
Net realized gain	—	(17,053)	(92,623)	(19,157)
Total distributions	(67,710)	(116,285)	(159,719)	(148,152)
Shareholder Transactions:
Proceeds from shares sold	—	2,504,677	—	2,538,550
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	—	2,504,677	—	2,538,550
Increase (decrease) in net assets	189,134	2,630,376	(25,801)	2,662,487
Net Assets:
Beginning of period	5,216,207	2,585,831	5,288,900	2,626,413
End of period	$5,405,341	$5,216,207	$5,263,099	$5,288,900
Including undistributed net investment income (loss) as follows:	$24,683	$19,001	$14,793	$11,412
Changes in Shares Oustanding:
Shares outstanding, beginning of period	100,010	50,010	100,010	50,010
Shares sold	—	50,000	—	50,000
Shares redeemed	—	—	—	—
Shares outstanding, end of period	100,010	100,010	100,010	100,010

The accompanying notes are an integral part of these financial statements.

Financial Highlights – Columbia Concentrated Large Cap Value Strategy Fund

	For the Six Months Ended April 30, 2012 (Unaudited)		For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period May 1, 2009 (1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.46		$33.38	$30.33	$25.00
Net investment income (2)	0.24		0.45	0.46	0.22
Net realized and unrealized gain on investments	3.42		0.37 (3)	4.26	5.11
Net increase in net assets resulting from operations	3.66		0.82	4.72	5.33
Less Distributions from:
Net investment income	(0.39)		(0.56)	(0.94)	—
Net realized gains	(3.41)		(3.18)	(0.73)	—
Total distribution to shareholders	(3.80)		(3.74)	(1.67)	—
Net asset value, end of period	$30.32		$30.46	$33.38	$30.33
Total Return at NAV (4)	13.41%		2.03%	15.99%	21.32%
Total Return at Market (4)	13.63%		1.86%	16.30%	21.12%
Ratios/Supplemental Data:
Net assets, end of period (in 000's omitted)	$3,033		$3,047	$1,670	$3,034
Ratios to average net assets of:
Expenses, net of expense waivers	0.79	%(5)	0.79%	0.79%	0.79	%(5)
Expenses, prior to expense waivers	6.72	%(5)	9.25%	8.43%	12.10	%(5)
Net investment income, net of waivers	1.62	%(5)	1.43%	1.44%	1.62	%(5)
Portfolio turnover rate (6)	2	%(7)	143%	16%	18	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights – Columbia Growth Equity Strategy Fund

	For the Six Months Ended April 30, 2012 (Unaudited)		For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period October 2, 2009 (1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$31.00		$29.56	$25.12	$25.00
Net investment income (loss) (2)	0.09		(0.02)	(0.05)	—	(3)
Net realized and unrealized gain on investments	3.62		1.46	4.64	0.12
Net increase in net assets resulting from operations	3.71		1.44	4.59	0.12
Less Distributions from:
Net investment income	—		—	(0.06)	—
Net realized gains	(3.94)		—	(0.09)	—
Total distribution to shareholders	(3.94)		—	(0.15)	—
Net asset value, end of period	$30.77		$31.00	$29.56	$25.12
Total Return at NAV (4)	13.94%		4.87%	18.29%	0.48%
Total Return at Market (4)	14.83%		3.25%	18.24%	0.56%
Ratios/Supplemental Data:
Net assets, end of period (in 000's omitted)	$1,539		$1,550	$4,434	$2,513
Ratios to average net assets of:
Expenses, net of expense waivers	0.89	%(5)	0.89%	0.89%	0.89	%(5)
Expenses, prior to expense waivers	12.37	%(5)	6.95%	4.52%	17.21	%(5)
Net investment income (loss), net of waivers	0.62	%(5)	(0.07)%	(0.18)%	(0.10	)%(5)
Portfolio turnover rate (6)	75	%(7)	110%	45%	11	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Rounds to less than $0.01 per share.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights – Columbia Large-Cap Growth Equity Strategy Fund

	For the Six Months Ended April 30, 2012 (Unaudited)		For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period October 2, 2009 (1) Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.71		$29.62	$25.09	$25.00
Net investment income (loss) (2)	(0.01)		(0.11)	(0.06)	—	(3)
Net realized and unrealized gain on investments	3.43		1.20	4.73	0.09
Net increase in net assets resulting from operations	3.42		1.09	4.67	0.09
Less Distributions from:
Net investment income	—		—	(0.04)	—
Net realized gains	(2.61)		—	(0.10)	—
Total distribution to shareholders	(2.61)		—	(0.14)	—
Net asset value, end of period	$31.52		$30.71	$29.62	$25.09
Total Return at NAV (4)	12.60%		3.68%	18.64%	0.36%
Total Return at Market (4)	12.07%		3.82%	18.31%	0.64%
Ratios/Supplemental Data:
Net assets, end of period (in 000's omitted)	$7,881		$9,215	$8,887	$2,509
Ratios to average net assets of:
Expenses, net of expense waivers	0.89	%(5)	0.89%	0.89%	0.89	%(5)
Expenses, prior to expense waivers	3.30	%(5)	3.61%	3.57%	17.36	%(5)
Net investment loss, net of waivers	(0.06	)%(5)	(0.34)%	(0.22)%	(0.08	)%(5)
Portfolio turnover rate (6)	35	%(7)	127%	51%	6	%(7)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Rounds to less than $0.01 per share.

(4)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(5)  Annualized.

(6)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(7)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights – Columbia Intermediate Municipal Bond Strategy Fund

	For the Six Months Ended April 30, 2012 (Unaudited)		For the Year Ended October 31, 2011	For the Period January 29, 2010 (1) Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$52.16		$51.71	$50.00
Net investment income (2)	0.73		1.38	1.09
Net realized and unrealized gain on investments	1.84		0.76	1.66
Net increase in net assets resulting from operations	2.57		2.14	2.75
Less Distributions from:
Net investment income	(0.68)		(1.35)	(1.04)
Net realized gains	—		(0.34)	—
Total distribution to shareholders	(0.68)		(1.69)	(1.04)
Net asset value, end of period	$54.05		$52.16	$51.71
Total Return at NAV (3)	4.95%		4.29%	5.56%
Total Return at Market (3)	16.06%		4.43%	5.22%
Ratios/Supplemental Data:
Net assets, end of period (in 000's omitted)	$5,405		$5,216	$2,586
Ratios to average net assets of:
Expenses, net of expense waivers	0.35	%(4)	0.35%	0.35	%(4)
Expenses, prior to expense waivers	4.24	%(4)	5.53%	5.59	%(4)
Net investment income, net of waivers	2.76	%(4)	2.69%	2.84	%(4)
Portfolio turnover rate (5)	5	%(6)	6%	92	%(6)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(4)  Annualized.

(5)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights – Columbia Core Bond Strategy Fund

	For the Six Months Ended April 30, 2012 (Unaudited)		For the Year Ended October 31, 2011	For the Period January 29, 2010 (1) Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$52.88		$52.52	$50.00
Net investment income (2)	0.70		1.65	1.39
Net realized and unrealized gain on investments	0.65		0.92	2.37
Net increase in net assets resulting from operations	1.35		2.57	3.76
Less Distributions from:
Net investment income	(0.67)		(1.83)	(1.24)
Net realized gains	(0.93)		(0.38)	—
Total distribution to shareholders	(1.60)		(2.21)	(1.24)
Net asset value, end of period	$52.63		$52.88	$52.52
Total Return at NAV (3)	2.62%		5.12%	7.62%
Total Return at Market (3)	0.46%		8.16%	6.87%
Ratios/Supplemental Data:
Net assets, end of period (in 000's omitted)	$5,263		$5,289	$2,626
Ratios to average net assets of:
Expenses, net of expense waivers	0.35	%(4)	0.35%	0.35	%(4)
Expenses, prior to expense waivers	4.67	%(4)	5.77%	6.35	%(4)
Net investment income, net of waivers	2.70	%(4)	3.19%	3.60	%(4)
Portfolio turnover rate (5)	89	%(6)	116%	123	%(6)

(1)  Commencement of operations.

(2)  Based on average shares outstanding.

(3)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(4)  Annualized.

(5)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)  Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements – Columbia ETF Trust
April 30, 2012 (Unaudited)

Note 1. Organization

Columbia ETF Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value). Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds):

Columbia Concentrated Large Cap Value Strategy Fund

Columbia Growth Equity Strategy Fund

Columbia Large-Cap Growth Equity Strategy Fund

Columbia Intermediate Municipal Bond Strategy Fund

Columbia Core Bond Strategy Fund

Each Fund currently operates as a diversified fund with the exception of Columbia Large-Cap Growth Equity Strategy Fund, which is a non-diversified fund.

Fund Shares

Each Fund issues and redeems shares on a continuous basis at the Net Asset Value (NAV) only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Funds are issued and redeemed in-kind for investment securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.

The Funds may impose a Creation Transaction Fee on purchases of Creation Units. The Creation Transaction Fee, which is paid to the affected fund, is designed to protect existing shareholders of that fund from the costs associated with issuing Creation Units. Each Fund charges a fixed transaction fee for each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee of up to 2.00% of each Creation Unit purchased or redeemed is applicable for Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund. Each Fund may also impose a Redemption Transaction Fee on the redemption of Creation Units. The Redemption Transaction Fee, which is charged at the same rate as the Creation Transaction Fee, is paid to the affected fund and is designed to protect existing shareholders of that fund from the costs associated with redeeming Creation Units.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Columbia ETF Trust, April 30, 2012 (Unaudited) (continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes a Fund to subsequently invest at less advantageous prices. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Certain Funds may receive distributions from holdings in real estate investment trusts (REITs), which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Funds' management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Columbia ETF Trust, April 30, 2012 (Unaudited) (continued)

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly for Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund. Distributions from net investment income are declared and paid annually for each of the remaining Funds. Net realized capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

New Accounting Pronouncement

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04, modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (Columbia or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's average daily net assets increase:

Fee Range
Columbia Concentrated Large Cap Value Strategy Fund	0.77% - 0.58%
Columbia Growth Equity Strategy Fund	0.77% - 0.58%
Columbia Large-Cap Growth Equity Strategy Fund	0.77% - 0.58%
Columbia Intermediate Municipal Bond Strategy Fund	0.48% - 0.29%
Columbia Core Bond Strategy Fund	0.50% - 0.34%

The annualized effective management fee rate, as a percentage of each Fund's average daily net assets, for the six month ended April 30, 2012, was as follows:

Effective Fee Rate
Columbia Concentrated Large Cap Value Strategy Fund	0.77%
Columbia Growth Equity Strategy Fund	0.77%
Columbia Large-Cap Growth Equity Strategy Fund	0.77%
Columbia Intermediate Municipal Bond Strategy Fund	0.48%
Columbia Core Bond Strategy Fund	0.50%

Columbia ETF Trust, April 30, 2012 (Unaudited) (continued)

Administration and Other Service Providers

The Bank of New York Mellon Corp. serves as the administrator, fund accountant, transfer agent and custodian for each Fund.

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the Service Providers) at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board, however, and there are no current plans to impose these fees.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through May 20, 2012, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Funds' custodian, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

Expense Caps
Columbia Concentrated Large Cap Value Strategy Fund	0.79%
Columbia Growth Equity Strategy Fund	0.89%
Columbia Large-Cap Growth Equity Strategy Fund	0.89%
Columbia Intermediate Municipal Bond Strategy Fund	0.35%
Columbia Core Bond Strategy Fund	0.35%

Effective May 21, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Funds' custodian, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

Expense Caps
Columbia Concentrated Large Cap Value Strategy Fund	0.83%
Columbia Growth Equity Strategy Fund	0.77%
Columbia Large-Cap Growth Equity Strategy Fund	0.79%
Columbia Intermediate Municipal Bond Strategy Fund	0.48%
Columbia Core Bond Strategy Fund	0.47%

Under the agreements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by a Fund, if applicable: interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and any other expenses the exclusion of which may be deemed appropriate as excludable expenses by the Board. These agreements may be modified or amended only with approval from all parties to the agreements, including the Board.

Columbia is entitled to recover from the Funds any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or reimbursement if such recovery does not cause the affected fund's expenses to exceed the expense limitations in effect at the time of recovery. This arrangement is effective for amounts waived and/or reimbursed through May 20, 2012. Columbia is not entitled to recover any amounts waived and/or reimbursed subsequent to that date.

Columbia ETF Trust, April 30, 2012 (Unaudited) (continued)

At April 30, 2012, the amounts potentially recoverable by Columbia pursuant to this arrangement were as follows:

	Amounts of potential recovery expiring
	October 31, 2012		October 31, 2013	October 31, 2014	October 31, 2015
Columbia Concentrated Large Cap Value Strategy Fund	$218,036	*	$226,521	$203,877	$87,253
Columbia Growth Equity Strategy Fund	34,921	*	139,292	199,004	84,349
Columbia Large-Cap Growth Equity Strategy Fund	34,926	*	137,139	273,519	97,361
Columbia Intermediate Municipal Bond Strategy Fund	—		134,368	203,542	103,244
Columbia Core Bond Strategy Fund	—		146,360	214,677	112,653

*  Includes $35,914, $712 and $712 of expenses waived prior to fund inception for Columbia Concentrated Large Cap Value Strategy Fund, Columbia Growth Equity Strategy Fund and Columbia Large-Cap Growth Equity Strategy Fund, respectively.

There were no amounts recovered by Columbia during the six months ended April 30, 2012.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Concentrated Large Cap Value Strategy Fund	$3,026,584	$260,947	$(219,852)	$41,095
Columbia Growth Equity Strategy Fund	1,370,083	210,472	(12,117)	198,355
Columbia Large-Cap Growth Equity Strategy Fund	6,927,080	1,219,712	(221,192)	998,520
Columbia Intermediate Municipal Bond Strategy Fund	5,072,591	394,291	(1,321)	392,970
Columbia Core Bond Strategy Fund	5,663,032	223,795	(2,120)	221,675

Columbia ETF Trust, April 30, 2012 (Unaudited) (continued)

The following capital loss carryforward, determined at October 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

2019
Columbia Intermediate Municipal Bond Strategy Fund	$1,533

The Funds are permitted to carry forward capital losses incurred in taxable years beginning after October 31, 2011 for an unlimited period. However, any losses incurred after that date are required to be utilized prior to the losses incurred in earlier taxable years, which carry an expiration date. As a result of this ordering rule, earlier capital loss carryforwards may be more likely to expire unused.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the six months ended April 30, 2012, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Concentrated Large Cap Value Strategy Fund	$—	$—	$69,148	$436,946
Columbia Growth Equity Strategy Fund	—	—	1,103,184	1,287,714
Columbia Large-Cap Growth Equity Strategy Fund	—	—	2,838,080	3,654,509
Columbia Intermediate Municipal Bond Strategy Fund	—	—	389,960	244,600
Columbia Core Bond Strategy Fund	4,047,031	4,513,053	636,040	242,943

Note 6. In-Kind Transactions

The Funds may accept in-kind contributions. Such contributions are accounted for at the fair market value of the in-kind securities contributed on the date of the contribution. For the six months ended April 30, 2012, the cost basis in securities contributed in-kind was as follows:

Cost
Columbia Large-Cap Growth Equity Strategy Fund	$1,452,016

Sales of securities for the Funds include the value of securities delivered through in-kind redemptions of certain fund shares. Any realized gain on securities delivered through an in-kind redemption of fund shares is not taxable to the fund. For the six months ended April 30, 2012, the value of securities and realized gain (loss) on securities delivered through in-kind redemptions of fund shares were as follows:

	Cost	Realized Gain (loss)
Columbia Large-Cap Growth Equity Strategy Fund	$2,823,562	$130,545

Columbia ETF Trust, April 30, 2012 (Unaudited) (continued)

Note 7. Significant Risks

Non-Diversification Risk

Columbia Large-Cap Growth Equity Strategy Fund is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Sector Focus Risk

Columbia Concentrated Large Cap Value Fund, Columbia Growth Equity Strategy Fund and Columbia Large-Cap Growth Equity Strategy Fund may focus their investments in certain sectors, subjecting them to greater risk than a fund that that invests in a wider range of industries.

High Yield Securities Risk

Columbia Core Bond Strategy Fund may invest in high-yield fixed income securities, which may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and

Columbia ETF Trust, April 30, 2012 (Unaudited) (continued)

various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Board Review and Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of Columbia Concentrated Large Cap Value Strategy Fund, Columbia Large Cap Growth Equity Strategy Fund, Columbia Growth Equity Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund (each a "Fund", together the "ETF Funds"). Under an investment management services agreement with respect to each Fund (each, an "IMS Agreement"), Columbia Management provides investment advice and other services to the ETF Funds, as well as other mutual funds and closed-end funds (collectively, the "Funds").

On an annual basis, each Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Trustees"), considers renewal of each IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the "April Meeting"), considered the renewal of each IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds, as well as Columbia Management's commitment to supporting and servicing the ETF Funds (despite their current small size). The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the "CIO") and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also reviewed the financial condition of Columbia Management and its ability to carry out its responsibilities under each IMS Agreement. In addition, the Board discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Board Review and Approval of Investment Management Services Agreement (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each of the ETF Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the ETF Funds. The Board noted that Columbia Management had only managed the ETF Funds since May 2011 (the "Manager Inception Period"). In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for the Manager Inception Period, the performance of each Fund, the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund. The Board observed that for i) Columbia Concentrated Large Cap Value Strategy Fund the Fund's investment performance for the relatively brief period was appropriate in light of the particular management style, ii) Columbia Large Cap Growth Equity Strategy Fund the Fund's investment performance for the relatively brief period reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team and for iii) Columbia Growth Equity Strategy Fund, Columbia Intermediate Municipal Bond Strategy and Columbia Core Bond Strategy Fund each Fund's investment performance for the relatively brief period met expectations. For Columbia Large-Cap Growth Equity Strategy Fund, the Board observed that the relatively recent portfolio management changes were intended to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with each Fund: The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each of the ETF Funds' expenses with median expenses paid by funds in its corresponding retail fund's comparative peer universe (peer universes are not available for the ETF Funds as there are a limited number of actively managed ETFs), as well as data showing each Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the ETF Funds is at, or below, the median expense ratio of funds in the same comparison universe of the Fund's corresponding retail fund). The Board considered its expense ratio review (and cap approvals for the ETF Funds) at its January 2012 meeting and that the investment management service fee rates were considered and approved by shareholders of each Fund last year. For each of the ETF Funds the Board took into account that each Fund's total expense ratio (after considering the approved expense caps/waivers) approximated each Fund's corresponding retail fund's peer universe's median expense ratio. Based on its review, the Board concluded that each Fund's management fee was fair and reasonable in light of the extent and quality of services that each Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the ETF Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the investment manager to offer competitive compensation to its

Board Review and Approval of Investment Management Services Agreement (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as each of the ETF Funds grows and took note of the extent to which each Fund's shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement with respect to each of the ETF Funds.

Important Information About This Report

Investment Adviser

Columbia Management Investment Advisers, LLC
225 Federal Street
Boston, MA 02110

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Custodian

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Transfer Agent

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Proxy Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (800) 774-3768. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Columbia ETF Trust
225 Franklin Street
Boston, MA 02110

columbiamanagementetf.com

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus, which contains this and other important information about the ETFs, visit columbiamanagementetf.com. Read the prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-2002 C (6/12)

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Columbia ETF Trust

By:	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President and Principal Executive Officer

Date: June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: Columbia ETF Trust

By:	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President and Principal Executive Officer

Date: June 21, 2012

By:	/s/ Michael G. Clarke

Michael G. Clarke, Treasurer and Chief Financial Officer

Date: June 21, 2012